Segment disclosure (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Net Sales for New and Used Systems
Net system sales for new and used systems were as follows:

Year ended December 31 (€, in millions)	2018	2019	2020
New systems	8,115.6	8,807.1	10,160.8
Used systems	143.5	189.1	155.8
Net system sales	8,259.1	8,996.2	10,316.6

Net Sales and Long-lived Assets by Geographic Region
Total net sales and long-lived assets (consisting of property, plant and equipment) by geographic region were as follows:

Year ended December 31 (€, in millions)	Total net sales	Long-lived assets
2020
Japan	542.8	8.3
South Korea	4,151.6	34.1
Singapore	84.9	2.1
Taiwan	4,731.3	164.3
China	2,324.4	17.8
Rest of Asia	1.6	0.4
Netherlands	1.6	1,625.2
EMEA	483.3	129.2
United States	1,657.0	488.9
Total	13,978.5	2,470.3

2019
Japan	463.2	6.5
South Korea	2,202.1	24.1
Singapore	120.0	1.6
Taiwan	5,357.0	131.6
China	1,377.7	21.3
Rest of Asia	2.6	0.5
Netherlands	2.6	1,396.0
EMEA	314.6	4.3
United States	1,980.2	413.4
Total	11,820.0	1,999.3

2018
Japan	567.6	8.2
South Korea	3,725.1	24.6
Singapore	222.5	1.1
Taiwan	1,989.5	96.5
China	1,842.8	16.2
Rest of Asia	1.9	0.4
Netherlands	1.2	1,113.8
EMEA	631.7	5.1
United States	1,961.7	323.6
Total	10,944.0	1,589.5